LONGTERM INVESTMENTS (Details Narrative)	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
LONGTERM INVESTMENTS (Details Narrative)
Purchased Common Shares | $	$ 2,400,000
Exchange Common Shares | shares	225,000
Ownership	9.60%
Ownership Of Diluted Basis	8.60%
Purchased Common Share Of The Investee	$ 0.23
Purchased Common Share Of The Investee Second Tranche	0.78
Fair Value Common Share	0.32
Fair Value Common Shares	0.13
Fair Value Common Shares Second Tranch	0.02
Common Shares Price	3.6
Common Shares Value	$ 4.8
Fair Value Calculations	10.00%
Common Shares Results	10.00%
Change In Share Price	10.00%
Fair Value | $	$ 111,000
Change in Fair Value, warrants | $	44,000
Volatality change, fair value | $	$ 14,000